UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Adirondack Research & Management, Inc.
Address: 2390 Western Avenue, Guilderland, NY 12084


13F File Number:  028-15135


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory Roeder
Title:     Chief Compliance Officer
Phone:   (518) 690-0470

Signature, Place, and Date of Signing:

          Guilderland, NY - May 6, 2013


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     96

Form13F Information Table Value Total: $   121,330

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

 FORM 13F INFORMATION


 TABLE


            Item 1                Item 2        Item 3      Item 4        Item 5     Item 6    Item 7   Item 8
        Name of Issuer             Class     CUSIP No.      Market       Quantity  Investment  Other    Voting   Authority
                                                             Value                 Discretion Managers   Sole     Shared    None
ABBOTT LABS                    COM           002824100 $             241     6,825 Sole       None                          6,825
ABBVIE INC                     COM           00287Y109 $             278     6,825 Sole       None                          6,825
AERCAP HOLDINGS NV             SHS           N00985106  $          1,326    85,810 Sole       None        85,810
AEROPOSTALE                    COM           007865108 $             925    67,987 Sole       None        67,987
ALBANY MOLECULAR RESH INC      COM           012423109  $          1,199   114,083 Sole       None       114,083
ALCATEL-LUCENT                 SPONSORED ADR 013904305 $             588   441,740 Sole       None       441,740
ALLSCRIPTS HEALTHCARE SOLUTN   COM           01988P108  $          2,592   190,749 Sole       None       190,749
ALTEVA                         COM           02153V102 $             201    21,875 Sole       None                         21,875
ASSURED GUARANTY LTD           COM           G0585R106  $          1,847    89,600 Sole       None        89,600
AT&T INC                       COM           00206R102 $             512    13,950 Sole       None                         13,950
AUTOBYTEL INC                  COM NEW       05275N205  $          1,156   266,423 Sole       None       266,423
AXT INC                        COM           00246W103 $             850   288,999 Sole       None       288,999
BEBE STORES INC                COM           075571109  $          1,275   305,808 Sole       None       305,808
BENCHMARK ELECTRS INC          COM           08160H101  $          1,501    83,288 Sole       None        83,288
BOSTON SCIENTIFIC CORP         COM           101137107 $             520    66,525 Sole       None                         66,525
BOULDER BRANDS INC             COM           101405108  $          1,272   141,450 Sole       None       141,450
BROADRIDGE FINL SOLUTIONS IN   COM           11133T103  $          1,644    66,200 Sole       None        66,200
BROCADE COMMUNICATIONS SYS I   COM NEW       111621306  $          2,345   406,400 Sole       None       406,400
BROOKLINE BANCORP INC DEL      COM           11373M107  $          1,843   201,674 Sole       None       201,674
CAL MAINE FOODS INC            COM NEW       128030202 $             740    17,398 Sole       None        17,398
CALLAWAY GOLF CO               COM           131193104  $          2,295   346,608 Sole       None       346,608
CHRISTOPHER & BANKS CORP       COM           171046105 $             663   103,163 Sole       None       103,163
CNO FINL GROUP INC             COM           12621E103  $          3,028   264,478 Sole       None       264,478
COCA COLA BOTTLING CO CONS     COM           191098102  $          1,924    31,895 Sole       None        31,895
COCA COLA ENTERPRISES INC NE   COM           19122T109 $             500    13,550 Sole       None                         13,550
COEUR D ALENE MINES CORP IDA   COM NEW       192108504  $          1,043    55,291 Sole       None        55,291
COMVERSE INC                   COM           20585P105 $             964    34,368 Sole       None        34,368
CONSOLIDATED EDISON INC        COM           209115104 $             311     5,100 Sole       None                          5,100
COSI INC                       COM           22122P101 $             560   811,498 Sole       None       811,498
COVANTA HLDG CORP              COM           22282E102  $          1,499    74,400 Sole       None        74,400
COWEN GROUP INC NEW            CL A          223622101  $          1,769   627,160 Sole       None       627,160
CRYOLIFE INC                   COM           228903100  $          1,414   235,288 Sole       None       235,288
CTS CORP                       COM           126501105  $          1,966   188,312 Sole       None       188,312
DOLE FOOD CO INC NEW           COM           256603101  $          1,820   166,940 Sole       None       166,940
DYNEGY INC NEW                 COM           26817R108  $          1,264    52,708 Sole       None        52,708
ELECTRO SCIENTIFIC INDS        COM           285229100 $             737    66,723 Sole       None        66,723
EMCOR GROUP INC                COM           29084Q100  $          2,731    64,434 Sole       None        64,434
EMULEX CORP                    COM NEW       292475209  $          1,333   204,207 Sole       None       204,207
ENDURANCE SPECIALTY HLDGS LT   SHS           G30397106  $          2,116    44,258 Sole       None        44,258
EXELON CORP                    COM           30161N101 $             506    14,680 Sole       None                         14,680
EXPRESS INC                    COM           30219E103 $             763    42,860 Sole       None        42,860
FIRSTMERIT CORP                COM           337915102  $          2,303   139,243 Sole       None       139,243
FRESH DEL MONTE PRODUCE INC    ORD           G36738105  $          1,560    57,836 Sole       None        57,836
GAIAM INC                      CL A          36268Q103  $          1,115   265,370 Sole       None       265,370
GENERAL ELECTRIC CO            COM           369604103 $             401    17,325 Sole       None                         17,325
GENWORTH FINL INC COM          COM CL A      37247D106  $          3,193   319,300 Sole       None       252,600           66,700
GFI GROUP INC                  COM           361652209 $             119    35,603 Sole       None        34,853              750
GLOBAL POWER EQUIPMENT GRP I   COM PAR $0.01 37941P306  $          2,406   136,566 Sole       None       136,566
HARDINGE INC                   COM           412324303  $          1,356    99,510 Sole       None        99,510
HARTFORD FINL SVCS GROUP INC   COM           416515104 $             561    21,725 Sole       None                         21,725
HOOPER HOLMES INC              COM           439104100 $             892 1,939,156 Sole       None     1,939,156
HUNTSMAN CORP                  COM           447011107 $             520    27,950 Sole       None                         27,950
IAC INTERACTIVECORP            COM PAR $.001 44919P508  $          2,046    45,799 Sole       None        45,799
INTRALINKS HLDGS INC           COM           46118H104  $          1,701   267,377 Sole       None       267,377
IPASS INC                      COM           46261V108  $          1,270   641,245 Sole       None       641,245
JANUS CAP GROUP INC            COM           47102X105  $          2,206   234,668 Sole       None       234,668
JOHNSON & JOHNSON              COM           478160104 $             204     2,500 Sole       None                          2,500
JOURNAL COMMUNICATIONS INC     CL A          481130102  $          2,786   414,619 Sole       None       414,619
KEYNOTE SYS INC                COM           493308100  $          1,108    79,395 Sole       None        79,395
KROGER CO                      COM           501044101 $             316     9,525 Sole       None                          9,525
LSI INDS INC                   COM           50216C108  $          1,793   256,891 Sole       None       256,891
MATRIX SVC CO                  COM           576853105  $          1,181    79,282 Sole       None        79,282
METLIFE INC                    COM           59156R108 $             490    12,900 Sole       None                         12,900
MICROSOFT CORP                 COM           594918104 $             256     8,960 Sole       None                          8,960
MONDELEZ INTL INC              CL A          609207105 $             256     8,350 Sole       None                          8,350
MONTPELIER RE HOLDINGS LTD     SHS           G62185106  $          1,500    57,600 Sole       None        57,600
MORGAN STANLEY                 COM NEW       617446448 $             404    18,375 Sole       None                         18,375
MYERS INDS INC                 COM           628464109 $             616    44,108 Sole       None        44,108
NISOURCE INC                   COM           65473P105 $             431    14,700 Sole       None                         14,700
NN INC                         COM           629337106  $          1,188   125,571 Sole       None       125,571
OMEGA PROTEIN CORP             COM           68210P107  $          2,105   195,806 Sole       None       195,806
OWENS & MINOR INC NEW          COM           690732102  $          2,414    74,151 Sole       None        74,151
PAN AMERICAN SILVER CORP       COM           697900108 $             907    55,400 Sole       None        55,400
PFIZER INC                     COM           717081103 $             324    11,230 Sole       None                         11,230
PHOENIX COS INC NEW            COM NEW       71902E604  $          1,242    40,358 Sole       None        40,358
PNM RES INC                    COM           69349H107 $             558    23,939 Sole       None        23,939
PRGX GLOBAL INC                COM NEW       69357C503  $          1,280   184,127 Sole       None       184,127
REAL GOODS SOLAR INC           CL A          75601N104 $             114    63,300 Sole       None                         63,300
REALNETWORKS INC               COM NEW       75605L708 $             943   122,332 Sole       None       120,333            1,999
SANMINA CORPORATION            COM           801056102  $          1,933   169,989 Sole       None       169,989
SEABOARD CORP                  COM           811543107  $          2,114       755 Sole       None           755
SEACHANGE INTL INC             COM           811699107  $          2,137   179,724 Sole       None       179,724
SELECTIVE INS GROUP INC        COM           816300107  $          1,728    71,984 Sole       None        71,984
SPRINT NEXTEL CORP             COM SER 1     852061100 $             259    41,700 Sole       None                         41,700
STEWART INFORMATION SVCS COR   COM           860372101  $          2,431    95,464 Sole       None        95,464
TELLABS INC                    COM           879664100 $             168    80,171 Sole       None        80,171
TETRA TECHNOLOGIES INC DEL     COM           88162F105  $          2,398   233,686 Sole       None       233,686
TRINITY BIOTECH PLC            SPON ADR NEW  896438306  $          2,726   161,507 Sole       None       161,507
TRIQUINT SEMICONDUCTOR INC     COM           89674K103 $             924   182,575 Sole       None       182,575
TRUSTCO BK CORP N Y            COM           898349105 $             339    60,750 Sole       None                         60,750
UNS ENERGY CORP                COM           903119105  $          2,569    52,500 Sole       None        52,500
VASCULAR SOLUTIONS INC         COM           92231M109 $             891    54,917 Sole       None        54,917
VISHAY INTERTECHNOLOGY INC COM COM           928298108  $          1,360    99,900 Sole       None        99,900
VISTEON CORP                   COM NEW       92839U206  $          2,036    35,288 Sole       None        35,288
XEROX CORP                     COM           984121103 $             431    50,100 Sole       None                         50,100
YAHOO INC                      COM           984332106 $             760    32,300 Sole       None                         32,300


                                                          $      121,330